Interest in Associates	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Interest in Associates
19.	INTEREST IN ASSOCIATES

	2019	2020
Share of net assets	36,445	38,802

The following list contains the particulars of a material associate as of December 31, 2020:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Tower Company	Incorporated	The PRC	20.65%	RMB 176,008,471,024	Construction, maintenance and operation of communications towers in the PRC (Note 45.2)
The above associate is accounted for using the equity method in the consolidated financial statements.
In August 2018, Tower Company was listed on the SEHK and issued new shares in connection there of, which resulted in a decrease in the Group’s shareholding percentage in Tower Company from 28.1% to 20.65%. The associated dilution has resulted in an increase in the Group’s share of net profit of associates accounted for under equity method by approximately RMB793 million and a one-off
reversal of partial realization of unrealized profit from transactions with Tower Company by approximately RMB682 million.

Summarized financial information of the material associate, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	Tower Company
	2019	2020
Current assets	40,995	43,204
Non-current assets	297,072	294,176
Current liabilities	(128,364)	(106,635)
Non-current liabilities	(27,142)	(44,499)
Equity	(182,561)	(186,246)

Revenue	76,428	81,099
Income for the year	5,221	6,427
Total comprehensive income for the year	5,221	6,427
Reconciled to the Group’s interest in the associate:
Net assets of the associate	182,561	186,246
The Group’s effective interest	20.65%	20.65%

	37,697	38,460
Adjustment for the remaining balance of the deferred gain from the Group’s Tower Assets Disposal	(1,521)	(1,262)

Carrying amount in the consolidated financial statements	36,176	37,198

The fair values of the interests in Tower Company is based on quoted market prices (level 1: quoted price (unadjusted) in active markets) at the financial position date without any deduction for transaction costs and disclosed as follows:

	As of December 31, 2019		As of December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Interest in listed associate-Tower Company	36,176	56,000	37,198	34,873

As of December 31, 2020, the fair value of investment in Tower Company was RMB34,873 million (2019: RMB56,000 million) based on its quoted market price, which was below its carrying amount. The directors of the Group performed an impairment test and there was no impairment of the investment as at December 31, 2020.